Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and equipment
Additions	$ 194	$ 138
Disposals	7	2
Depreciation	$ 242	$ 180